Interim Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Property and equipment	$ 26,958	$ 26,915	$ 28,805	$ 18,921
Leasehold land	4,638	4,728	5,022	5,010
Intangible assets	846	1,061	1,429	1,626
Goodwill	1,548	1,542	1,568	1,504
Non-current financial assets	425	472	480	558
Non-current assets	34,415	34,718	37,304	27,619
Marketable securities held in trust account		15,196
Inventories	13,221	18,965	21,982	23,669
Trade and other receivables	2,420	4,670	4,625	4,502
Prepayments	1,060	2,357	2,572	4,278
Other current financial assets	564	629	1,213	928
Cash and cash equivalents	2,509	2,604	7,312	11,926
Current assets	19,774	44,421	37,704	45,303
Total assets	54,189	79,139	75,008	72,922
Equity
Share capital	92,090	82,530	14,481	12,876
Warrants	5,710	2,502	2,054	2,054
Accumulated losses	(126,411)	(117,644)	(82,405)	(137,770)
Other components of equity	17,622	10,853	9,591	6,542
Shareholders' deficit attributable to owners of the Company	(10,989)	(21,759)	(56,279)	(116,298)
Non-controlling interests	77	214	(1,441)	(943)
Total shareholders' deficit	(10,912)	(21,545)	(57,720)	(117,241)
Liabilities
Convertible preference shares			56,854	123,468
Contingent settlement provision			307	237
Asset reinstatement obligations	200	167	166	18
Deferred tax liabilities	1,423	1,418	1,443	297
Trade and other payables	350	377	413	644
Interest-bearing loans and borrowings	16,993	17,216	28,735	26,606
Non-current liabilities	18,966	19,178	87,918	151,270
Trade and other payables	11,997	19,669	11,384	12,934
Contract liabilities	3,104	4,297	3,426	3,085
Asset reinstatement obligations	8	43	96	188
Interest-bearing loans and borrowings	30,343	42,147	29,808	22,598
Loan from shareholders	532	15,188
Current tax payable	151	162	96	88
Current liabilities	46,135	81,506	44,810	38,893
Total liabilities	65,101	100,684	132,728	190,163
Total shareholders' deficit and liabilities	$ 54,189	$ 79,139	$ 75,008	$ 72,922